Loss Per Share	12 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Loss Per Share
28)	LOSS PER SHARE

The following is the reconciliation of the loss attributable to ordinary shareholders (including Class B shareholders) and weighted average number of ordinary shares (including Class B shares) used in the computation of basic and diluted loss per share for the year ended March 31, 2018, 2019 and 2020:

	For the year ended March 31
Particulars	2018	2019	2020
Loss attributable to ordinary shareholders (including Class B shareholders)	(218,412)	(167,759)	(447,781)
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing basic loss per share	100,394,080	103,989,421	105,190,507
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing dilutive loss per share	100,394,080	103,989,421	105,190,507
Loss per share (USD)
Basic	(2.18)	(1.61)	(4.26)
Diluted	(2.18)	(1.61)	(4.26)

For the year ended March 31, 2020, 2,060,026 (March 31, 2019: 2,445,546 and March 31, 2018: 4,832,824) employees share based awards, were excluded from the calculation of diluted weighted average number of ordinary shares as their effect would have been anti-dilutive.